CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Income Statement [Abstract]
Revenues	$ 24,718,821	$ 192,386,583	$ 182,164,539
Cost of revenues	(20,768,729)	(161,643,021)	(134,568,099)
Gross profit	3,950,092	30,743,562	47,596,440
Operating expenses
Selling, general and administrative expenses	(6,259,900)	(48,720,801)	(36,028,548)
Losses on disposal of property and equipment	(258,040)	(2,008,324)	(636,289)
Income (Loss) from operations	(2,567,848)	(19,985,563)	10,931,603
Other income (expenses)
Other income	129,342	1,006,670	1,219,376
Finance expenses	(19,129)	(148,878)	(189,749)
Total other income, net	110,213	857,792	1,029,627
Income (Loss) before income tax expenses	(2,457,635)	(19,127,771)	11,961,230
Income tax (expenses) benefit	82,654	643,294	(1,307,742)
Net income (loss)	(2,374,981)	(18,484,477)	10,653,488
Less: Net income attributable to non-controlling interests
Net income (loss) attributable to SU Group Holdings Limited’s ordinary shareholders	$ (2,374,981)	$ (18,484,477)	$ 10,653,488